Statements of Cash Flows - USD ($)	5 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2016	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Cash Flows from Operating Activities
Net (Loss)	$ (8,626)	$ (689,664)	$ (155,000)	$ (1,531,095)
Adjustments to reconcile net loss to net cash (used) by operating activities:
Non-Cash Stock Compensation	0			995,500
Non-Cash Acquisition of Net Assets		(332)	0
Non-Cash Amortization of Disount on Note Payable		108,904	0
Changes in operating assets and liabilities:
(Increase) Decrease in Accounts Receivable	0	33,720	0	(39,800)
(Increase) decrease in Inventory	(10,035)	(11,580)	(13,625)	10,035
(Increase) decrease in Prepaid Insurance	0	10,238	0	(14,778)
(Increase) decrease in Escrow	(52,659)	1,782	13,300	50,877
Licensing Agreement		1,000	0
Increase (Decrease) in Accounts Payable	0	16,672	70,079	38,357
Increase (Decrease) in Credit Card Payable	0	5,587	2,702	203
Accrued Liabilities		210,812	0
Income Tax Payable		3,332	0
Other Liability		0	1,000
Due to Stockholder	1,000			0
Net cash (used) by operating activities	(70,320)	(309,529)	(81,544)	(490,701)
Cash Flows from Investing Activities:
Subsidiary Cash Obtained in Acquisition		119	0
Cash Paid in Conjunction with Licensing Agreement	0	0	(1,000)	(1,000)
Net Cash (Used) by Investing Activities	0	119	(1,000)	(1,000)
Cash Flows from Financing Activities:
Cash Paid Related to Securities Exchange Agreement		0	(38,180)
Change in Owner's Investment, net		0	0
Cash Received from Convertible Note Payable		500,000	0
Issuance of Common Stock, Net of Costs	552,161	0	141,499	70,723
Net Cash Provided by Financing Activities	552,161	500,000	103,319	70,723
Net (Decrease) Increase in Cash and Cash Equivalents	481,841	190,590	20,775	(420,978)
Cash and Cash Equivalents at beginning of period	0	60,863	481,841	481,841
Cash and Cash Equivalents att end of period	481,841	251,453	502,616	60,863
Supplemental Information:
Interest paid during the period	0	135,041	0	12
Taxes paid during the period	$ 0	$ 0	$ 0	$ 0